SHARE CAPITAL AND ADDITIONAL PAID IN CAPITAL - Schedule of Shares Issued (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	54,110,584
Balance at beginning of year	$ 835,175	$ 839,265
Ending balance (in shares)	54,110,584	54,110,584
Balance at end of year	$ 889,387	$ 835,175	$ 839,265
Share capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	53,907,787	54,110,584
Balance at beginning of year	$ 5,411	$ 5,411	$ 5,410
Shares repurchased (in shares)	(777,203)	(202,797)	0
Ending balance (in shares)	53,130,584	53,907,787	54,110,584
Balance at end of year	$ 5,411	$ 5,411	$ 5,411
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of year	(1,661)	0	0
Shares repurchased	(7,788)	(1,661)	0
Balance at end of year	(9,449)	(1,661)	0
Additional paid in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of year	1,190,333	1,190,049	1,189,665
Shares repurchased	0	0
Share-based payments	(1,273)	284	259
Balance at end of year	$ 1,189,060	$ 1,190,333	$ 1,190,049